Payables and Other Non-current Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Payables and Other Non-current Liabilities	Payables and other non-current liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Payables	1,914	1,733
Trade payables	463	236
Payables for spectrum acquisition	1,293	1,361
Other payables	158	136
Other non-current liabilities	1,632	1,356
Contractual liabilities (Note 23)	891	829
Deferred revenue	199	217
Current tax payables	542	310
Total	3,546	3,089
"Non-currrent debt for spectrum acquisition" as of December 31, 2022 and December 31, 2021, is detailed below:

Millions of euros	12/31/2022	12/31/2021
Telefónica Spain	74	79
Telefónica Colombia	85	—
Telefónica Brazil	243	292
Telefónica Germany	891	990
Total	1,293	1,361
The outstanding liabilities at December 31, 2022 from the acquisition of spectrum licenses by Telefónica Brazil in November 2021 (see Note 6) amounted to 1,844 million Brazilian real (331 million euros) including 1,192 million Brazilian reais (214 million euros) are classified as non-current. At December 31, 2021, outstanding liabilities amounted to 4,451 million Brazilian reais (704 million euros at exchange rate of 2021), including 1,704 million Brazilian reais (270 million euros at closing exchange rate of 2021) were classified as non-current.
In June 2019 Telefónica Germany acquired a total of 90 MHz spectrum at a cost of 1,425 million euros. The Company, like the other auction participants, reached an agreement to defer payments in interest-free annual installments until 2030, instead of an upfront one-time payment (see Appendix VI). In 2022 and 2021, payments amounting to 108 million euros have been made each year (see Note 28). The current value of the debt at December 31, 2022 amounted to 998 million euros (1,097 million euros at December 31, 2021), 891 million euros have a maturity of more than twelve months (990 million euros at December 31, 2021).
Payments for financed licenses for the years 2022 and 2021 amounted to 657 and 165 million euros, respectively (see Note 28).

“Deferred revenues” include grants amounting to 53 million euros at December 31, 2022 (55 million euros at December 31, 2021).